Schedule of investments
Delaware Tax–Free New Jersey Fund	September 30, 2021 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 99.05%
Corporate Revenue Bond — 2.17%
New Jersey Tobacco Settlement Financing Corporation
(Subordinate) Series B 5.00% 6/1/46	500,000	$ 586,245
		586,245
Education Revenue Bonds — 11.81%
New Jersey Educational Facilities Authority Revenue
(Montclair State University)
Series A 5.00% 7/1/39	1,000,000	1,103,140
Series D 5.00% 7/1/36	500,000	570,915

(Princeton University) Series I 5.00% 7/1/32	500,000	615,530
(Ramapo College) Series A 5.00% 7/1/35 (AGM)	750,000	900,975
		3,190,560
Electric Revenue Bonds — 3.07%
Puerto Rico Electric Power Authority Revenue
Series A 6.75% 7/1/36 ‡	180,000	181,125
Series TT 5.00% 7/1/32 ‡	335,000	328,300
Series XX 5.25% 7/1/40 ‡	325,000	319,719
		829,144
Healthcare Revenue Bonds — 4.40%
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack Meridian Health Obligated Group) 5.00% 7/1/35	750,000	903,277
(Valley Health System Obligated Group) 4.00% 7/1/44	250,000	286,140
		1,189,417
Housing Revenue Bond — 1.43%
New Jersey Housing & Mortgage Finance Agency
(Single Family Housing) Series D 4.00% 4/1/25 (AMT)	350,000	384,604
		384,604
Lease Revenue Bonds — 17.71%
Garden State Preservation Trust
Series A 5.75% 11/1/28 (AGM)	1,000,000	1,228,140
Hudson County Improvement Authority Revenue
(Hudson County Lease Project) 5.375% 10/1/24 (AGM)	1,000,000	1,147,470
NQ-FIC [9/21] 11/21 (1918189)    1

Schedule of investments
Delaware Tax–Free New Jersey Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Mercer County Improvement Authority Revenue
(Courthouse Annex Project) 5.00% 9/1/40	500,000	$ 576,085
New Jersey Economic Development Authority
(School Facilities Construction) Series DDD 4.00% 6/15/37	395,000	441,811
(Transit Transportation Project) Series A 4.00% 11/1/44	700,000	798,630
New Jersey State Transportation Trust Fund Authority Revenue
(Capital Appreciation-Transportation System) Series A 2.48% 12/15/37 ^	470,000	315,370
(Transportation System) Series A 5.00% 12/15/23	250,000	275,260
		4,782,766
Local General Obligation Bonds — 17.49%
Belleville Board of Education
4.00% 9/1/37 (BAM)	1,000,000	1,096,600
Ewing Township Board of Education
4.00% 7/15/36	1,000,000	1,149,560
Hudson
(Energy Savings Obligation) 4.00% 6/15/38	1,000,000	1,156,550
Livingston Township School District
5.00% 7/15/37	750,000	866,175
Township of Montclair
(Parking Utility Refunding Bonds) Series A 5.00% 1/1/37	415,000	456,131
		4,725,016
Pre-Refunded Bond — 2.23%
Bayonne
(School Refunding Bonds) 5.00% 7/1/39-26 (BAM) §	500,000	602,690
		602,690
Resource Recovery Revenue Bond — 0.97%
Union County, New Jersey Improvement Authority
(Aries Linden, LLC Project) 144A 6.75% 12/1/41 (AMT) #	250,000	261,492
		261,492
2    NQ-FIC [9/21] 11/21 (1918189)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds — 25.84%
Bergen County Improvement Authority Revenue
(Guaranteed Governmental Pooled Loan) Series B 5.00% 2/15/39	1,000,000	$ 1,109,210
Burlington County Bridge Commission
(Governmental Loan Program) 4.00% 8/1/35	465,000	541,232
Camden County, New Jersey Improvement Authority Revenue
(County Capital Program) Series A 5.00% 1/15/40	750,000	848,812
Essex County, New Jersey Improvement Authority Revenue
5.50% 10/1/27 (NATL)	1,000,000	1,279,030
GDB Debt Recovery Authority of Puerto Rico (Taxable)
7.50% 8/20/40	468,109	440,608
Hudson County Improvement Authority Revenue
(Guttenberg General Obligation Bond Project) 5.00% 8/1/42	500,000	573,735
Puerto Rico Infrastructure Financing Authority Revenue
Series B 5.00% 7/1/16 ‡	155,000	71,494
Series B 5.00% 7/1/41 ‡	1,000,000	463,750
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	870,000	975,644
Series A-1 4.903% 7/1/51 ^	280,000	66,906
Series A-1 5.00% 7/1/58	360,000	409,234
Virgin Islands Public Finance Authority Revenue
(Matching Fund Loan Note)
Series A 4.00% 10/1/22	100,000	99,271
Series A 5.00% 10/1/29	100,000	100,234
		6,979,160
State General Obligation Bonds — 4.69%
Commonwealth of Puerto Rico
(Public Improvement)
Series A 5.00% 7/1/24 ‡	75,000	72,656
Series A 5.00% 7/1/41 ‡	120,000	105,300
Series A 5.25% 7/1/34 ‡	60,000	58,650
Series A 5.375% 7/1/33 ‡	120,000	115,800
Series A 8.00% 7/1/35 ‡	280,000	242,200
Series B 5.75% 7/1/38 ‡	175,000	166,687
Series C 6.00% 7/1/39 ‡	155,000	149,188

(Unrefunded Balance - Public Improvement) Series B 5.00% 7/1/35 ‡	50,000	48,500
NQ-FIC [9/21] 11/21 (1918189)    3

Schedule of investments
Delaware Tax–Free New Jersey Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
State of New Jersey
Series A 4.00% 6/1/31	250,000	$ 307,423
		1,266,404
Transportation Revenue Bonds — 7.24%
Delaware River Port Authority Revenue
5.00% 1/1/30	650,000	717,652
New Jersey Turnpike Authority Revenue
Series A 5.00% 1/1/48	500,000	610,040
South Jersey Port Corporation
(Subordinated Marine Terminal) Series B 5.00% 1/1/48 (AMT)	535,000	628,909
		1,956,601
Total Municipal Bonds (cost $24,067,816)		26,754,099
Total Value of Securities—99.05% (cost $24,067,816)		26,754,099

Receivables and Other Assets Net of Liabilities—0.95%		257,890
Net Assets Applicable to 2,089,018 Shares Outstanding—100.00%		$27,011,989
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2021, the aggregate value of Rule 144A securities was $261,492, which represents 0.97% of the Fund's net assets.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
LLC – Limited Liability Corporation
NATL – Insured by National Public Finance Guarantee Corporation
USD – US Dollar
4    NQ-FIC [9/21] 11/21 (1918189)